Subsequent Events (Details)	Jun. 30, 2023 € / shares	Jun. 30, 2023 USD ($) $ / shares shares	Feb. 28, 2023 shares
Subsequent events [Abstract]
American depositary shares		1,000,000
Ordinary shares		5,000,000	2,504,285
Price per share (in Dollars per share) | (per share)	€ 0.05	$ 5
Gross proceeds (in Dollars) | $		$ 5,000,000